OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.9%
	FIXED INCOME - 75.9%
131,600	BNY Mellon High Yield ETF	$ 6,354,227
241,600	First Trust Tactical High Yield ETF	10,101,296
248,800	FlexShares High Yield Value-Scored Bond Index Fund	10,208,264
2,382,000	iShares 0-5 Year High Yield Corporate Bond ETF	102,759,480
8,122,600	iShares Broad USD High Yield Corporate Bond ETF	304,678,726
1,133,100	iShares Fallen Angels USD Bond ETF	30,752,334
427,800	iShares High Yield Systematic Bond ETF	20,309,805
4,012,200	iShares iBoxx High Yield Corporate Bond ETF(a)	323,583,930
265,700	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF(a)	12,392,248
128,300	PGIM Active High Yield Bond ETF	4,553,367
92,200	SPDR Blackstone High Income ETF, USD Class(a)	2,635,998
2,090,200	SPDR Bloomberg High Yield Bond ETF	203,313,754
4,025,200	SPDR Bloomberg Short Term High Yield Bond ETF	102,562,096
8,548,100	SPDR Portfolio High Yield Bond ETF	203,444,780
1,049,200	VanEck Fallen Angel High Yield Bond ETF	30,720,576
2,755,500	Xtrackers USD High Yield Corporate Bond ETF	101,733,060
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,447,226,523)	1,470,103,941

	OPEN END FUNDS — 23.9%
	FIXED INCOME - 23.9%
2,490,295	Allspring Short-Term High Income Fund, Institutional Class	19,648,429
1,100,139	American Beacon SiM High Yield Opportunities Fund, Class Y	10,176,287
1,791,754	American Century High Income Fund, Class I	15,624,092
28,535,243	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	205,168,394
3,899,680	Eaton Vance Income Fund of Boston, Institutional Class	20,512,315
18,873	Fidelity Capital & Income Fund, Class I	197,412
50,463	Fidelity High Income Fund, Class I	405,222
2,312	MassMutual High Yield Fund, Class I	18,821
13	Metropolitan West High Yield Bond Fund, Class I	119
0(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
4,384	Nuveen High Yield Fund, Institutional Class	38,840

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 23.9% (Continued)
	FIXED INCOME - 23.9% (Continued)
12,129,823	Osterweis Strategic Income Fund, Class I	$ 136,581,809
8,685,488	PGIM High Yield Fund, Class Z	42,211,474
24,184	PGIM Short Duration High Yield, Class Z	205,563
0(d)	PIMCO High Yield Fund, Institutional Class	1
0(d)	PIMCO High Yield Spectrum Fund, Institutional Class	0(e)
4,567	Principal High Yield Fund, Institutional Class	30,826
1,226,671	RBC BlueBay High Yield Bond Fund, Class I	12,242,176
	TOTAL OPEN END FUNDS (Cost $447,966,627)	463,061,781

	SHORT-TERM INVESTMENTS — 10.3%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
197,235,350	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $197,235,350)	197,235,350

	MONEY MARKET FUND - 0.1%
1,900,662	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $1,900,662)	1,900,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $199,136,012)	199,136,012

	TOTAL INVESTMENTS - 110.1% (Cost $2,094,329,162)	$ 2,132,301,734
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%	(196,435,547)
	NET ASSETS - 100.0%	$ 1,935,866,187

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $193,970,752, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $197,235,350 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(d)	Less than one share.
(e)	Less than $1 USD.